Share Purchase Agreements (Details Narrative) - USD ($)					3 Months Ended			12 Months Ended
	May 24, 2024	Dec. 29, 2023	Dec. 28, 2023	Sep. 19, 2022	May 31, 2024	Nov. 06, 2023	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Proceeds from convertible shares	$ 100,000						$ 540,245	$ 735,057	$ 3,233,503
Common Stock [Member]
Conversion of convertible notes, shares		52,818			409,502			52,818
Contingent Shares [Member]
Conversion of convertible notes, shares		1,978,598
Third Party Consultant [Member] | Common Stock [Member]
Conversion of convertible notes, shares		15,481
Third Party Consultant [Member] | Contingent Shares [Member]
Conversion of convertible notes, shares		579,954
Share Purchase Agreements [Member] | Several Investors [Member]
Proceeds from convertible shares						$ 1,755,970
Conversion share price						$ 0.15
Software as a Service Agreement [Member] | Third Party [Member]
Proceeds from downpayment for contract				$ 150,000
Conversion share price				$ 3.00
Software as a Service Agreement [Member] | Third Party [Member] | Common Stock [Member]
Conversion of convertible notes, shares		1,996
Software as a Service Agreement [Member] | Third Party [Member] | Contingent Shares [Member]
Conversion of convertible notes, shares		74,786
Consulting Modification Agreement [Member] | Third Party Consultant [Member]
Consulting fees			$ 180,000
Consulting Modification Agreement [Member] | Third Party Consultant [Member] | Common Stock [Member]
Conversion of convertible notes, shares		4,337
Consulting Modification Agreement [Member] | Third Party Consultant [Member] | Contingent Shares [Member]
Conversion of convertible notes, shares		162,466